Report for the Calendar Year or Quarter Ended:	March 31, 2012
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		April 17, 2012

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	48

Form 13F Information Table Value Total:	$300,374
List of Other Managers Included:		NONE












ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
ABBOTT LABS
COM
002824100
211
3450
3450
3450
D
APPLE
COM
037833100
3750
6255
6255
6255
D
AT&T
COM
00206R102
298
9538
9538
9538
D
BOEING
COM
097023105
265
3557
3557
3557
D
CHEVRON-TEXACO CORP
COM
166764100
462
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8798
127300
127300
127300
D
CISCO SYSTEMS
COM
17275R102
12584
594995
594995
594995
D
COGNIZANT TECHNOLOGY CORP
COM
192446102
6210
80704
80704
80704
D
COLUMBIA ACORN FUND
COM
197199409
210
6590
6590
6590
D
CONOCOPHILLIPS
COM
20825C104
10605
139519
139519
139519
D
DIAGEO PLC
COM
25243Q205
6154
63769
63769
63769
D
DISNEY (THE WALT) CO.
COM
254687106
9691
221360
221360
221360
D
EBAY
COM
278642103
12128
328684
328684
328684
D
EXPEDITORS INTERNATIONAL
COM
302130109
9076
195133
195133
195133
D
EXXON MOBIL CORP
COM
30231G102
14670
169140
169140
169140
D
HEINZ HJ CO
COM
423074103
9102
169971
169971
169971
D
ILLINOIS TOOL WORKS INC
COM
452308109
9322
163198
163198
163198
D
INT'L BUSINESS MACHINES
COM
459200101
271
1300
1300
1300
D
INTEL
COM
458140100
250
8900
8900
8900
D
JOHNSON & JOHNSON
COM
478160104
12752
193334
193334
193334
D
LOWE'S COMPANIES, INC.
COM
548661107
11492
366233
366233
366233
D
MCDONALD'S CORP
COM
580135101
8752
89218
89218
89218
D
MEDTRONIC INC
COM
585055106
9667
246672
246672
246672
D
MERCK & CO.
COM
58933Y105
277
7222
7222
7222
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
236
2175
2175
2175
D
NOVARTIS AG
COM
66987V109
10440
188413
188413
188413
D
ORACLE CORPORATION
COM
68389X105
12153
416756
416756
416756
D
PAYCHEX, INC.
COM
704326107
8952
288869
288869
288869
D
PEPSICO
COM
713448108
14489
218375
218375
218375
D
PFIZER INC
COM
717081103
676
29872
29872
29872
D
PHILIP MORRIS INT'L
COM
718172109
248
2800
2800
2800
D
PROCTER & GAMBLE
COM
742718109
14503
215787
215787
215787
D
ROYAL DUTCH SHELL
COM
780259206
221
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
7686
95531
95531
95531
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
288
2045
2045
2045
D
STATE STREET CORP
COM
857477103
11199
246129
246129
246129
D
STRATASYS, INC.
COM
862685104
2841
77791
77791
77791
D
STRYKER
COM
863667101
10681
192522
192522
192522
D
SYSCO CORPORATION
COM
871829107
10409
348585
348585
348585
D
THERMO FISHER SCIENTIFIC
COM
883556102
10396
184391
184391
184391
D
UNITED TECHNOLOGIES CORP
COM
913017109
5749
69315
69315
69315
D
US BANCORP
COM
902973304
390
12306
12306
12306
D
VANGUARD STAR FD #56
COM
921909107
709
34771
34771
34771
D
WAL-MART
COM
931142103
8991
146912
146912
146912
D
3D SYSTEMS
COM
88554D205
3269
138881
138881
138881
D
3M COMPANY
COM
88579Y101
8743
98009
98009
98009
S
REPORT SUMMARY
48
RECORDS
300374
0
OTHER MANAGERS